Bank Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bank Borrowings [Line Items]
Weighted average interest rate	2.64%	3.11%
Long-term borrowings at bank (in Dollars)	$ 1,707
Minimum [Member]
Bank Borrowings [Line Items]
Interest rate percentage	2.40%	3.00%
Interest rate	3.10%
Maximum [Member]
Bank Borrowings [Line Items]
Interest rate percentage	2.90%	3.17%
Interest rate	3.20%